Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 03, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 07, 2022 USD ($)
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units		5,748,524	5,748,524	4,344,192	4,344,192	1,883,774	1,883,774
Stock repurchased during period value | ¥		¥ 395,846		¥ 862,865		¥ 330,207
Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $	$ 300,000							$ 200,000
Stock repurchase program period in force	12 months
Class A Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period shares		23,978,072	23,978,072	21,124,816	21,124,816	7,181,576	7,181,576
Stock repurchased during period value		¥ 395,846	$ 56,714	¥ 862,865	$ 133,395	¥ 330,207	$ 49,019
ADS [Member]
Class of Stock [Line Items]
Weighted average price of per ADS for repurchase share | $ / shares			$ 4.71		$ 12.61		$ 13.63